Visio 2020-1R Depositor LLC ABS-15G

Exhibit 99.5

Data Compare (Non-Ignored)
Run Date - 11/9/2020 8:44:27 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment